Consolidated Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Property, plant and equipment	€ 48.5	€ 37.7
Right-of-use-assets	139.6	60.6
Intangible assets and goodwill	677.3	326.8
Investments accounted for using the equity method	0.0	0.0
Other non-current financial assets	5.1	1.4
Deferred tax assets	0.0	0.0
Non-current asset	870.5	426.6
Inventories	299.0	181.9
Trade receivable	25.1	26.3
Other current financial assets	20.1	24.0
Other current assets	51.8	33.4
Cash and cash equivalents	43.0	50.7	[1]
Current assets	439.0	316.3
Total assets	1,309.5	742.9
Share capital	46.5	17.6
Share capital - not yet registered (convertible loan)	0.0	1.7
Share capital - not yet registered (NCI)	0.0	2.0
Capital reserve	1,335.2	558.4
Retained earnings	(758.3)	(206.3)
Other reserves	(6.1)	0.0
Total equity	617.3	373.4
Non-current provisions	2.4	0.1
Non-current financial liabilities	317.2	140.4
Non-current Trade Payables	0.6	0.0
Total	7.9	1.0
Deferred tax liabilities	40.9	40.2
Non-current liabilities	369.1	181.6
Current provisions	1.0	4.9
Trade payables	194.9	102.7
Other current financial liabilities	42.4	27.7
Other current liabilities	75.6	47.9
Contract liabilities	9.3	4.7
Current liabilities	323.1	187.9
Total liabilities	692.2	369.5
Total equity and liabilities	€ 1,309.5	€ 742.9

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.